Commitments and Contingencies - Charter Hire (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum Future Charter Revenues for the year ending
2015	$ 145,611
2016	147,114
2017	115,821
2018	56,893
2019	24,273
Thereafter	200,750
Total	$ 690,462